DISPOSAL OF A SUBSIDIARY - Loss on disposal (Details) $ in Thousands, ¥ in Billions		1 Months Ended		12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Loss on disposal
Cash consideration received				$ 17,389
Net assets derecognized				$ (272,121)	$ (361,661)
JAPAN HAI Co., Ltd
Loss on disposal
Cash consideration received	$ 17,389	$ 17,400	¥ 2.6
Net assets derecognized	(17,994)	$ (17,994)
Loss on disposal	$ 605